Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Debt Securities and Dividends and Interest on Such Securities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains on sale	₨ 18,604.5	$ 245.2	₨ 56,439.4	₨ 26,128.1
Gross realized losses on sale	(1,858.7)	(24.5)	(514.2)	(301.9)
Realized gains (losses), net	16,745.8	220.7	55,925.2	25,826.2
Dividends and interest	240,943.0	3,175.7	226,690.9	198,383.2
Total	₨ 257,688.8	$ 3,396.4	₨ 282,616.1	₨ 224,209.4